December 23, 2009

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard International Equity Index Funds (the Trust) File No. 33-32548

Commissioners:

Enclosed is the 64th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, affecting all share classes of each Fund of the Trust. We are filing the Amendment pursuant to Rule 485(a)(1) under the Securities Act of 1933 (1) to implement the changes required by the new Form N-1A, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of February 26, 2010. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2627

Sincerely,

Laura J. Merianos
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission